Investment in Associated Companies (OPC's associated companies) (Details) - Opc Energy Ltd [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CPV, Three Rivers, LLC
Disclosure of associates [line items]
Principal place of business	Illinois	Illinois
Proportion of ownership interest	10.00%	10.00%
CPV Fairview, LLC
Disclosure of associates [line items]
Principal place of business	Pennsylvania	Pennsylvania
Proportion of ownership interest	25.00%	25.00%
CPV Maryland, LLC
Disclosure of associates [line items]
Proportion of ownership interest	25.00%	25.00%
CPV Shore Holdings, LLC
Disclosure of associates [line items]
Principal place of business	New Jersey	New Jersey
Proportion of ownership interest	38.00%	38.00%
CPV Towantic, LLC
Disclosure of associates [line items]
Principal place of business	Connecticut	Connecticut
Proportion of ownership interest	26.00%	26.00%
CPV Valley Holdings, LLC
Disclosure of associates [line items]
Principal place of business	New York	New York
Proportion of ownership interest	50.00%	50.00%